Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements

A discussion of the Company’s significant accounting policies and the recent accounting pronouncements can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2023, filed with the SEC on March 28, 2024. There have been no material changes to these policies or pronouncements during the six months ended June 30, 2024.